Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Federal
Current	$ 218,087	$ 450,960
Deferred	(105,321)	(56,079)
State
Current
Deferred
Interest and penalties	14,550
Change in valuation allowance	105,321	56,079
Income tax provision	$ 232,637	$ 450,960